NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES) (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Net Investment Income
Net investment income is shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Available-for-sale fixed maturity securities	$2,310	$830	$560
Equity securities	64	25	6
Mortgage loans	660	325	208
Private loans	185	107	27
Investment real estate	47	49	5
Real estate partnerships	(10)	(1)	55
Investment funds	365	124	34
Policy loans	35	17	14
Short-term investments	271	221	58
Other invested assets	337	112	11
Total net investment income	$4,264	$1,809	$978

Schedule of Net Unrealized and Realized Investment Gains (Losses)
Net unrealized and realized investment gains (losses) are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Available-for-sale fixed maturity securities	$(193)	$(105)	$(110)
Equity securities	643	372	(55)
Mortgage loans	(87)	(27)	(64)
Private loans	(8)	(13)	—
Investment real estate	(7)	(11)	—
Investment funds	(8)	13	—
Short-term investments and other invested assets(1)	29	196	149
Total investment related gains (losses)	$369	$425	$(80)
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(1)The amount for the year ended December 31, 2024 includes an accounting loss recognized in the second quarter of 2024 that relates to a deemed settlement of a previously held reinsurance agreement between NER SPC and AEL. See Note 16 for details.